Equity Investments - Narrative (Details) - USD ($) $ in Millions	1 Months Ended		3 Months Ended		9 Months Ended
	Dec. 31, 2025	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025
Schedule of Equity Method Investments [Line Items]
Equity method investments under fair value option	$ 157.0		$ 157.0		$ 157.0		$ 300.0
Gains (losses) on equity method investments			9.0	$ (5.0)	4.0	$ (17.0)
Proceeds from settlement of loans, including convertible loans					56.0	0.0
Equity investments in publicly listed companies	70.0		70.0		70.0		98.0
Gain (loss) in investments of publicly listed companies			(24.0)	43.0	(32.0)	72.0
Non-marketable equity securities	124.0		124.0		124.0		151.0
Gain (loss) in non-marketable equity securities			21.0	1.0	22.0	(2.0)
Payments to acquire non-marketable preferred stock					9.0	52.0
Proceeds from sale or liquidation of equity investments					194.0	0.0
Dividends from equity investments			1.6	5.2	5.2	6.3
Financial commitments to investees, off balance sheet	27.0		27.0		27.0		28.1
Kigen (UK) Limited
Schedule of Equity Method Investments [Line Items]
Non-marketable equity securities	16.4		16.4		16.4		15.0
Payments to acquire non-marketable preferred stock					1.4
Ampere | Convertible loans receivable
Schedule of Equity Method Investments [Line Items]
Proceeds from settlement of loans, including convertible loans	39.3
Ampere | Loans receivable
Schedule of Equity Method Investments [Line Items]
Convertible debt, current	0.0		0.0		0.0
Convertible debt, noncurrent							33.8
Arduino
Schedule of Equity Method Investments [Line Items]
Proceeds from settlement of loans, including convertible loans		$ 16.9
Proceeds from sale or liquidation of equity investments	50.5
Acetone Limited
Schedule of Equity Method Investments [Line Items]
Gains (losses) on equity method investments			5.0	(4.0)	5.0	(13.0)
Equity method investments, fair value	61.5		61.5		61.5		56.5
Ampere
Schedule of Equity Method Investments [Line Items]
Equity method investments, fair value							143.4
Proceeds from sale or liquidation of equity investments	143.4
Publicly Listed Companies
Schedule of Equity Method Investments [Line Items]
Equity investments in publicly listed companies	69.9		69.9		69.9		97.9
Gain (loss) in investments of publicly listed companies			(24.0)	43.0	(31.8)	71.9
Fair Value Measured at Net Asset Value Per Share
Schedule of Equity Method Investments [Line Items]
Equity method investments under fair value option	95.2		95.2		95.2		100.3
Gains (losses) on equity method investments			2.9	(0.2)	(2.6)	(3.0)
Non-marketable equity securities	$ 19.1		19.1		19.1		$ 15.7
Gain (loss) in non-marketable equity securities			$ 2.5	$ 0.5	$ 3.5	$ (1.1)